CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning at Sep. 30, 2014	$ 500	$ 57,451,400	$ (59,213,500)	$ (1,761,600)
Balance at beginning (in shares) at Sep. 30, 2014	508,655
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		263,300		263,300
Restricted Stock compensation		41,200		41,200
Restricted Stock compensation (in shares)	3,750
Net loss			(3,379,400)	(3,379,400)
Balance at end at Sep. 30, 2015	$ 500	57,755,900	(62,592,900)	(4,836,500)
Balance at end (in shares) at Sep. 30, 2015	512,405
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		758,400		758,400
Extension Warrants issued to note holders		1,196,000		1,196,000
Note Warrants issued to note holders		1,365,200		1,365,200
Restricted Stock compensation	$ 100	877,300		877,400
Restricted Stock compensation (in shares)	163,750
Conversion of notes	$ 1,300	6,315,700		6,317,000
Conversion of notes (in shares)	1,263,406
Common Stock issued to Vendor		6,900		6,900
Common Stock issued to Vendor (in shares)	1,500
Net loss			(5,940,900)	(5,940,900)
Balance at end at Sep. 30, 2016	$ 1,900	68,275,400	(68,533,800)	(256,500)
Balance at end (in shares) at Sep. 30, 2016	1,941,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation		462,700		462,700
Stock issued for private placement of shares	$ 500	2,980,800		2,981,300
Stock issued for private placement of shares (in shares)	477,000
Stock issued for purchase agreement to Aspire Capital		145,000		145,000
Stock issued for purchase agreement to Aspire Capital (in shares)	20,000
Commitment shares issued to Aspire Capital pursuant to Purchase Agreement	$ 100	(100)
Commitment shares issued to Aspire Capital pursuant to Purchase Agreement (in shares)	80,000
Common Stock issued to Vendor		86,500		86,500
Common Stock issued to Vendor (in shares)	10,000
Net loss			(2,892,200)	(2,892,200)
Balance at end at Mar. 31, 2017	$ 2,500	$ 71,950,300	$ (71,426,000)	$ 526,800
Balance at end (in shares) at Mar. 31, 2017	2,528,061